Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Empower Conservative Profile Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Class L/MXIPX)
Average Annual Return, Percent	4.80%	3.10%		3.45%
Empower Conservative Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Institutional Class/MXKVX)
Average Annual Return, Percent	5.49%	3.70%	4.02%
Empower Conservative Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Investor Class/MXCPX)
Average Annual Return, Percent	5.09%	3.35%		3.71%
Empower Moderately Conservative Profile Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Class L/MXHPX)
Average Annual Return, Percent	6.28%	4.26%		4.52%
Empower Moderately Conservative Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)
Average Annual Return, Percent	6.80%	4.90%	5.09%
Empower Moderately Conservative Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)
Average Annual Return, Percent	6.45%	4.52%		4.78%
Empower Moderate Profile Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Class L/MXGPX)
Average Annual Return, Percent	7.62%	5.51%		5.62%
Empower Moderate Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Institutional Class/MXITX)
Average Annual Return, Percent	8.35%	6.12%	6.18%
Empower Moderate Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Investor Class/MXMPX)
Average Annual Return, Percent	7.95%	5.78%		5.89%
Empower Moderately Aggressive Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)
Average Annual Return, Percent	9.68%	7.01%	7.02%
Empower Moderately Aggressive Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)
Average Annual Return, Percent	9.34%	6.63%		6.74%
Empower Aggressive Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Aggressive Profile Fund (Institutional Class/MXGTX)
Average Annual Return, Percent	12.41%	8.64%	8.66%
Empower Aggressive Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Aggressive Profile Fund (Investor Class/MXAPX)
Average Annual Return, Percent	11.94%	8.25%		8.37%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.26%	1.35%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	23.76%	14.11%	12.94%	12.73%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	6.65%	3.68%	4.20%	4.24%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	8.74%	5.28%	5.54%	5.59%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	10.86%	6.85%	6.86%	6.91%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	12.72%	8.17%	7.97%	8.03%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	16.61%	10.80%	10.19%	10.25%

[1]	Institutional Class inception date was May 1, 2015.